Cash and cash equivalents - Summary of cash and cash equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 1,344	$ 1,150
Money market funds, reverse repurchase agreements and other cash equivalents	11,463	9,231
Balance per Group balance sheet	12,807	10,381
Bank overdrafts repayable on demand (unsecured)	(2)	0
Balance per Group cash flow statement	12,805	10,381	$ 8,027	$ 10,889
Reverse repurchase agreements	4,520	1,200
Fair value of collateral	$ 4,638	$ 1,260